Income Taxes - components deferred tax (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 54,726
Deferred tax asset depreciation	61,110
Deferred Tax Assets, Other	3,976
Deferred Tax Assets, Tax Deferred Expense	119,812
Deferred Tax Assets, Valuation Allowance	(119,812)
Deferred Tax Assets, Net of Valuation Allowance	0
Deferred Tax Liabilities, Gross	0
Deferred Tax Assets, Net	$ 0